Summary of Stock Options Activity (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance	4,762,296	84,159	27,659
Granted	561,920	4,678,137	56,667
Option Shares, Outstanding Beginning
Ending balance	1,759,119	4,762,296	84,159
Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance	1,197,199	76,667	20,167
Weighted Average Exercise Price, Outstanding Beginning	$ 0.36
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	4 years 2 months 1 day
Granted	561,920	1,120,532	56,667
Weighted Average Exercise Price, Outstanding Beginning	$ 0.46
Weighted Average Remaining Contractual Life (Years), Granted	4 years 6 months 25 days
Option Shares, Outstanding Beginning
Weighted Average Exercise Price, Outstanding Beginning
Option Shares, Outstanding Beginning
Weighted Average Exercise Price, Outstanding Beginning
Option Shares, Outstanding Beginning
Weighted Average Exercise Price, Outstanding Beginning
Ending balance		1,197,199	76,667
Weighted Average Exercise Price, Outstanding Beginning	$ 0.39	$ 0.36
Weighted Average Remaining Contractual Life (Years), Outstanding Ending	4 years 3 months 7 days